Note 10 - (Loss) Earnings Per Common Share	6 Months Ended
Jun. 30, 2017
Notes to Financial Statements
Earnings Per Share [Text Block]
10.	(Loss)/Earnings Per Common Share:

All shares issued (including non-vested shares issued under the Company’s stock incentive plans) are the Company's common stock and have equal rights to vote and participate in dividends and in undistributed earnings. Non-vested shares do not
have a contractual obligation to share in the losses.

For purposes of calculating diluted earnings per share the denominator of the diluted earnings per share calculation includes:

•	any incremental shares assumed issued under the treasury stock method weighted for the period the non-vested shares were outstanding,
•	the potential dilution that could occur if warrants to issue common stock (see Note 9 ) were exercised, to the extent that they are dilutive, using the treasury stock method,
•	the potential dilution that could occur if Series B convertible preferred shares were converted, using the if-converted method weighted for the period the Series B convertible preferred shares were outstanding,
•	the potential dilution that could occur if Series C shares were converted (see Note 9 ), using the if-converted method weighted for the period the Series C shares were outstanding,
•	the potential dilution that could occur if the outstanding balance of principal, interest and fees of the Family Trading facility were converted (see Note 7 ), using the if-converted method,
•	the potential dilution that could occur if the Company completes all sales pursuant to its Common stock purchase agreement, using the if-converted method, and
•	any shares granted and vested but not issued up to the reporting date.

The components of the calculation of basic and diluted earnings per share for the periods ended
June 30, 2016
and
2017
are as follows:

	Six months ended June 30,
	2016	2017
Income:
Net income/(loss)	290	(5,838)

Earnings per share:
Weighted average common shares outstanding, basic and diluted	3,426,780	337,138

Earnings/(Loss) per share, basic and diluted	0.08	(17.32)

For the period ended
June 30, 2016,
no
potential dilution that could occur if our
5,273,820
warrants outstanding as of
June 30, 2016
to issue common stock were exercised was included in the calculation of diluted earnings per share, since the warrants were not
“in the money”. For the period ended
June 30, 2017
no
dilutive shares were included in the computation of diluted earnings per share because to do so would have been antidilutive for the period presented.